Long-term Debt	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-term Debt

15. Long-term Debt

Long-term debt consists of the following:

As of December 31 (in thousands)	2013 EUR	2012 EUR

EUR 600 million 5.75 percent senior notes due 2017, carrying amount	270,339	710,095
EUR 750 million 3.375 percent senior notes due 2023, carrying amount	751,591	-
Loan headquarter building[1]	30,936	32,366
Other	21,704	17,029

Long-term debt	1,074,570	759,490
Less: current portion of long-term debt	4,385	3,610

Non-current portion of long-term debt	1,070,185	755,880

1	This loan relates to our VIE, see Note 12.

Our obligations to make principal repayments under our Eurobonds and other borrowing arrangements excluding interest expense as of December 31, 2013, for the next five years and thereafter, are as follows:

(in thousands)	EUR

2014	4,385
2015	4,252
2016	4,211
2017	242,361
2018	27,997
Thereafter	757,467

Long-term debt	1,040,673
Less: current portion of long-term debt	4,385

Non-current portion of long-term debt	1,036,288

Eurobonds

The following table summarizes the carrying amount of our outstanding Eurobonds, including the fair value of interest rate swaps used to hedge the change in the fair value of the Eurobonds:

As of December 31 (in thousands)	2013 EUR	2012 EUR

Amortized cost amount	981,291	600,000
Fair value interest rate swaps[1]	40,639	110,095

Carrying amount	1,021,930	710,095

1	The fair value of the interest rate swaps excludes accrued interest.

In June 2007, we completed an offering of our EUR 600 million 5.75 percent senior notes due 2017, with interest payable annually on June 13. The notes are redeemable at the option of ASML, in whole or in part, at any time by paying a make whole premium, and unless previously redeemed, will be redeemed at 100 percent of their principal amount on June 13, 2017. In September 2013, we repurchased a nominal amount of EUR 361.8 million of these notes in a tender offer for a cash amount of EUR 423.0 million including accrued interest.

In September 2013, we completed an offering of our EUR 750 million 3.375 percent senior notes due 2023, with interest payable annually on September 19. The notes are redeemable at the option of ASML, in whole or in part, at any time by paying a make whole premium, and unless previously redeemed, will be redeemed at 100 percent of their principal amount on September 19, 2023.

The Eurobonds serve as hedged items in fair value hedge relationships in which we hedge the variability of changes in the fair value of our Eurobonds due to changes in market interest rates with interest rate swaps. The fair value changes of these interest rate swaps are recorded on the Consolidated Balance Sheets under derivative financial instruments (within other current assets and other non-current assets) and the carrying amount of the Eurobonds is adjusted for these fair value changes only. Following the repurchase of part of our EUR 600 million 5.75 percent senior notes due 2017, the corresponding part of the interest rate swaps has been terminated, simultaneously.

The following table summarizes amongst others the estimated fair value of the Eurobonds:

As of December 31 (in thousands)	2013 EUR	2012 EUR

Principal amount	988,153	600,000
Carrying amount	1,021,930	710,095
Fair value[1]	1,028,238	700,644

1	Source: Bloomberg Finance LP

The fair value of our Eurobonds is estimated based on quoted market prices as of December 31, 2013. Due to changes in market interest rates and credit spreads since the issue of our Eurobonds which carry a fixed coupon interest rate, the fair value deviates from the principal amount.